Financial Risk Management (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	₨ 12,863,276	₨ 11,662,937
Cash and cash equivalents
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	2,247,975	2,288,121
Other assets
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	347,189	360,378
Trade receivables
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	10,003,960	8,820,579
Other receivables
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	69,513	48,141
Other investments
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	₨ 194,639	₨ 145,718